UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 15.2%
8,840	(1)	Amazon.com, Inc.	$13,370,058	1.3
5,945	(1)	Booking Holdings, Inc.	12,092,368	1.1
31,013	(1)	Charter Communications, Inc.	10,604,275	1.0
260,184		Comcast Corp. – Class A	9,421,263	0.9
833,286		Ford Motor Co.	8,841,164	0.8
253,330		General Motors Co.	9,968,536	0.9
55,238		Home Depot, Inc.	10,068,230	1.0
112,890		Lowe's Cos, Inc.	10,113,815	1.0
60,560		McDonald's Corp.	9,552,734	0.9
166,527		Nike, Inc.	11,162,305	1.1
181,332		Starbucks Corp.	10,354,057	1.0
161,723		Target Corp.	12,195,531	1.2
114,430		Time Warner, Inc.	10,637,413	1.0
304,024		Twenty-First Century Fox, Inc. - Class A	11,194,164	1.1
97,271		Walt Disney Co.	10,034,476	0.9
			159,610,389	15.2

		Consumer Staples: 11.2%
147,087		Altria Group, Inc.	9,259,127	0.9
229,283		Coca-Cola Co.	9,909,611	1.0
139,510		Colgate-Palmolive Co.	9,622,005	0.9
56,173		Costco Wholesale Corp.	10,723,426	1.0
143,501		CVS Health Corp.	9,719,323	0.9
134,534		Kraft Heinz Co.	9,020,505	0.9
243,446		Mondelez International, Inc.	10,687,279	1.0
87,834		PepsiCo, Inc.	9,638,025	0.9
100,018		Philip Morris International, Inc.	10,356,864	1.0
113,858		Procter & Gamble Co.	8,940,130	0.9
143,719		Walgreens Boots Alliance, Inc.	9,900,802	0.9
105,462		Walmart, Inc.	9,492,634	0.9
			117,269,731	11.2

		Energy: 6.5%
83,476		Chevron Corp.	9,342,634	0.9
189,975		ConocoPhillips	10,317,542	1.0
124,767		Exxon Mobil Corp.	9,449,853	0.9
215,828		Halliburton Co.	10,018,736	0.9
572,515		Kinder Morgan, Inc.	9,274,743	0.9
142,237		Occidental Petroleum Corp.	9,330,747	0.9
155,393		Schlumberger Ltd.	10,199,996	1.0
			67,934,251	6.5

		Financials: 15.1%
99,923		Allstate Corp.	9,218,896	0.9
105,145		American Express Co.	10,252,689	1.0
174,714		American International Group, Inc.	10,018,101	1.0
351,771		Bank of America Corp.	11,291,849	1.1
193,696		Bank of New York Mellon Corp.	11,046,483	1.0
52,531	(1)	Berkshire Hathaway, Inc. – Class B	10,884,423	1.0
20,239		Blackrock, Inc.	11,119,914	1.1
104,515		Capital One Financial Corp.	10,235,154	1.0
139,623		Citigroup, Inc.	10,540,140	1.0
40,870		Goldman Sachs Group, Inc.	10,745,949	1.0
97,254		JPMorgan Chase & Co.	11,232,837	1.1
206,070		Metlife, Inc.	9,518,373	0.9
199,103		Morgan Stanley	11,153,750	1.1
194,307		US Bancorp	10,562,528	1.0
171,009		Wells Fargo & Co.	9,988,636	0.9
			157,809,722	15.1

		Health Care: 14.9%
182,436		Abbott Laboratories	11,006,364	1.1
107,199		AbbVie, Inc.	12,416,860	1.2
63,679		Allergan plc	9,820,575	0.9
59,818		Amgen, Inc.	10,992,754	1.0
32,727	(1)	Biogen, Inc.	9,457,776	0.9
169,707		Bristol-Myers Squibb Co.	11,234,604	1.1
100,076	(1)	Celgene Corp.	8,718,621	0.8
112,045		Danaher Corp.	10,955,760	1.0
123,256		Eli Lilly & Co.	9,493,177	0.9
144,631		Gilead Sciences, Inc.	11,386,799	1.1
74,580		Johnson & Johnson	9,686,450	0.9
128,877		Medtronic PLC	10,295,984	1.0
185,209		Merck & Co., Inc.	10,042,032	1.0
288,226		Pfizer, Inc.	10,465,486	1.0
47,058		UnitedHealth Group, Inc.	10,642,637	1.0
			156,615,879	14.9

		Industrials: 13.2%
44,473		3M Co.	10,473,836	1.0
35,376		Boeing Co.	12,813,541	1.2
66,173		Caterpillar, Inc.	10,232,331	1.0
149,798		Emerson Electric Co.	10,644,646	1.0
42,216		FedEx Corp.	10,402,445	1.0
51,422		General Dynamics Corp.	11,438,824	1.1
603,845		General Electric Co.	8,520,253	0.8
68,014		Honeywell International, Inc.	10,277,595	1.0
32,547		Lockheed Martin Corp.	11,470,865	1.1
55,490		Raytheon Co.	12,069,630	1.1
77,584		Union Pacific Corp.	10,105,316	1.0
88,056		United Parcel Service, Inc. - Class B	9,193,927	0.9
81,821		United Technologies Corp.	11,024,561	1.0
			138,667,770	13.2

		Information Technology: 14.9%
68,263		Accenture PLC	10,991,026	1.0
10,003	(1)	Alphabet, Inc. - Class C	11,050,614	1.0
61,276		Apple, Inc.	10,914,481	1.0
271,644		Cisco Systems, Inc.	12,164,218	1.2
58,920	(1)	Facebook, Inc.	10,506,614	1.0
226,802		Intel Corp.	11,179,071	1.1
68,053		International Business Machines Corp.	10,604,699	1.0
69,072		Mastercard, Inc. - Class A	12,140,095	1.2

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
122,293	Microsoft Corp.	$11,467,415	1.1
220,598	Oracle Corp.	11,177,701	1.1
141,335	(1) PayPal Holdings, Inc.	11,223,412	1.1
162,828	Qualcomm, Inc.	10,583,820	1.0
100,008	Texas Instruments, Inc.	10,835,867	1.0
91,674	Visa, Inc. - Class A	11,270,401	1.1
		156,109,434	14.9

	Materials: 2.1%
146,592	DowDuPont, Inc.	10,305,418	1.0
90,160	Monsanto Co.	11,123,039	1.1
		21,428,457	2.1

	Real Estate: 0.9%
61,251	Simon Property Group, Inc.	9,402,641	0.9

	Telecommunication Services: 1.8%
267,554	AT&T, Inc.	9,712,210	0.9
196,197	Verizon Communications, Inc.	9,366,445	0.9
		19,078,655	1.8

	Utilities: 3.7%
124,811	Duke Energy Corp.	9,403,261	0.9
266,738	Exelon Corp.	9,879,976	0.9
67,049	NextEra Energy, Inc.	10,201,505	1.0
217,125	Southern Co.	9,349,402	0.9
		38,834,144	3.7

	Total Common Stock
	(Cost $676,439,327)	1,042,761,073	99.5

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
4,007,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $4,007,000)	4,007,000	0.4

	Total Short-Term Investments
	(Cost $4,007,000)	4,007,000	0.4

	Total Investments in Securities (Cost $680,446,327)	$1,046,768,073	99.9
	Assets in Excess of Other Liabilities	1,279,180	0.1
	Net Assets	$1,048,047,253	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,042,761,073	$–	$–	$1,042,761,073
Short-Term Investments	4,007,000	–	–	4,007,000
Total Investments, at fair value	$1,046,768,073	$–	$–	$1,046,768,073
Liabilities Table
Other Financial Instruments+
Futures	$(24,646)	$–	$–	$(24,646)
Total Liabilities	$(24,646)	$–	$–	$(24,646)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	27	03/16/18	$3,664,440	$(24,646)
			$3,664,440	$(24,646)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of February 28, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$24,646
Total Liability Derivatives		$24,646

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $690,561,136.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$384,563,850
Gross Unrealized Depreciation	(28,381,559)

Net Unrealized Appreciation	$356,182,291

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.1%
31,945	iShares Barclays 20+ Year Treasury Bond Fund	$3,793,469	2.3
22,153	iShares MSCI EAFE Index Fund	1,556,691	1.0
35,644	iShares MSCI Emerging Markets Index Fund	1,711,625	1.1
37,513	iShares MSCI EMU Index Fund	1,637,067	1.0
134,926	iShares Russell 1000 Growth Index Fund	18,928,769	11.6
24,534	SPDR Trust Series 1	6,664,661	4.1
32,815	Vanguard S&P 500 ETF	8,182,092	5.0

	Total Exchange-Traded Funds
	(Cost $37,522,721)	42,474,374	26.1

MUTUAL FUNDS: 72.0%
	Affiliated Investment Companies: 69.5%
1,330,656	Voya Floating Rate Fund - Class I	13,133,578	8.1
811,483	Voya Global Bond Fund - Class R6	8,147,293	5.0
96,760	Voya Global Real Estate Fund - Class R6	1,584,923	1.0
1,219,199	Voya High Yield Bond Fund - Class R6	9,729,207	6.0
887,796	Voya Intermediate Bond Fund - Class R6	8,771,419	5.4
492,643	Voya Large Cap Value Fund - Class R6	6,493,041	4.0
79,820	Voya Large-Cap Growth Fund - Class R6	3,379,582	2.1
190,516	(1) Voya MidCap Opportunities Fund - Class R6	5,008,672	3.1
706,602	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,729,903	6.0
1,561,504	Voya Multi-Manager International Equity Fund - Class I	19,331,414	11.9
1,531,768	Voya Multi-Manager International Factors Fund - Class I	16,298,009	10.0
411,783	Voya Multi-Manager Mid Cap Value Fund - Class I	4,821,981	2.9
386,788	Voya Small Company Fund - Class R6	6,486,438	4.0
		112,915,460	69.5

	Unaffiliated Investment Companies: 2.5%
806,462	Credit Suisse Commodity Return Strategy Fund - Class I	4,048,440	2.5

	Total Mutual Funds
	(Cost $102,493,315)	116,963,900	72.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 2.221%, (US0001M + 0.600%), 07/25/2033	2,449	0.0
47,424	(2) Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.746%, 12/25/2037	48,782	0.0
337	RAMP Series Trust 2003-RS5 AIIB, 2.241%, (US0001M + 0.620%), 06/25/2033	337	0.0

	Total Asset-Backed Securities
	(Cost $50,278)	51,568	0.0

	Total Long-Term Investments
	(Cost $140,066,314)	159,489,842	98.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,091,098	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $1,091,098)	1,091,098	0.7

	Total Short-Term Investments
	(Cost $1,091,098)	1,091,098	0.7

	Total Investments in Securities (Cost $141,157,412)	$160,580,940	98.8
	Assets in Excess of Other Liabilities	1,951,961	1.2
	Net Assets	$162,532,901	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of February 28, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,474,374	$–	$–	$42,474,374
Mutual Funds	116,963,900	–	–	116,963,900
Asset-Backed Securities	–	51,568	–	51,568
Short-Term Investments	1,091,098	–	–	1,091,098
Total Investments, at fair value	$160,529,372	$51,568	$–	$160,580,940
Other Financial Instruments+
Forward Foreign Currency Contracts	–	158,535	–	158,535
Futures	390,399	–	–	390,399
OTC Swaps	–	126,570	–	126,570
Total Assets	$160,919,771	$336,673	$–	$161,256,444
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(167,779)	$–	$(167,779)
Futures	(466,974)	–	–	(466,974)
Total Liabilities	$(466,974)	$(167,779)	$–	$(634,753)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 02/28/2018	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,560,096	$622,926	$-	$(49,444)	$13,133,578	$377,509	$-	$-
Voya Global Bond Fund - Class R6	7,840,221	326,977	(146,872)	139,359	8,147,293	208,803	34,154	-
Voya Global Real Estate Fund - Class R6	1,581,249	266,582	–	(262,908)	1,584,923	55,974	-	210,608
Voya High Yield Bond Fund - Class R6	9,469,174	512,192	–	(252,159)	9,729,207	399,608	-	-
Voya Intermediate Bond Fund - Class R6	8,682,187	409,746	(99,546)	(220,968)	8,771,419	207,536	454	-
Voya Large Cap Value Fund - Class R6	6,243,110	616,549	(196,779)	(169,839)	6,493,041	83,393	(3,004)	533,156
Voya Large-Cap Growth Fund - Class R6	–	3,331,216	(204,565)	252,931	3,379,582	15,412	5,806	166,870
Voya MidCap Opportunities Fund - Class R6	4,750,139	605,026	(236,783)	(109,710)	5,008,672	–	86,752	605,027
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,311,338	136,165	(1,361,917)	1,644,317	9,729,903	136,165	238,785	-
Voya Multi-Manager International Equity Fund - Class I	18,929,393	439,994	(1,329,140)	1,291,167	19,331,414	335,639	92,312	104,354
Voya Multi-Manager International Factors Fund - Class I	15,843,071	970,000	(1,068,606)	553,544	16,298,009	494,536	114,064	475,464
Voya Multi-Manager Mid Cap Value Fund - Class I	4,622,492	334,010	(283,187)	148,666	4,821,981	37,288	(5,020)	296,722
Voya Real Estate Fund - Class R6	1,552,552	272,458	(1,912,965)	87,955	–	35,065	(343,628)	237,392
Voya Small Company Fund - Class R6	6,121,221	713,684	(118,486)	(229,981)	6,486,438	20,674	5,172	693,010
	$107,506,243	$9,557,525	$(6,958,846)	$2,822,930	$112,915,460	$2,407,602	$225,847	$3,322,603

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2018, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 600,000	USD 646,391	BNP Paribas	03/05/18	$(10,883)
EUR 760,000	USD 947,874	BNP Paribas	03/05/18	(20,440)
USD 1,722,770	AUD 2,150,000	BNP Paribas	03/05/18	52,860
SGD 3,230,000	USD 2,463,826	BNP Paribas	03/05/18	(25,531)
USD 2,358,640	NZD 3,200,000	BNP Paribas	03/05/18	50,867
SEK 12,620,000	USD 1,605,530	Brown Brothers Harriman & Co.	03/05/18	(82,329)
USD 731,034	JPY 79,830,000	Brown Brothers Harriman & Co.	03/05/18	(17,345)
NOK 3,150,000	USD 410,165	Citibank N.A.	03/05/18	(11,251)
USD 1,301,769	CAD 1,600,000	Citibank N.A.	03/05/18	54,808
				$(9,244)

At February 28, 2018, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	99	03/16/18	$5,855,850	$390,399
Tokyo Price Index (TOPIX)	70	03/08/18	11,599,419	(321,827)
			$17,455,269	$68,572
Short Contracts
Mini MSCI EAFE Index	(32)	03/16/18	(3,258,400)	(50,637)
S&P 500 E-Mini	(102)	03/16/18	(13,843,440)	(94,510)
			$(17,101,840)	$(145,147)

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

At February 28, 2018, the following over-the-counter-total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Floating Rate	Reference Entity	Reference Entity Payment Frequency	Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Dow Jones-UBS Commodity Index Total Return	Monthly	1-month USD-LIBOR plus 0.13%	Monthly	Societe Generale	04/05/18	USD 15,600,000	$126,570	$–	$126,570
								$126,570	$–	$126,570

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$158,535
Equity contracts	Futures contracts	390,399
Commodity Contracts	OTC Total return swaps	126,570
Total Asset Derivatives		$675,504

		Fair Value
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$167,779
Equity contracts	Futures contracts	466,974
Total Liability Derivatives		$634,753

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at February 28, 2018:

	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$103,727	$-	$54,808	$-	$158,535
OTC Total return swaps	-	-	-	126,570	126,570
Total Assets	$103,727	$-	$54,808	$126,570	$285,105

Liabilities:
Forward foreign currency contracts	$56,854	$99,674	$11,251	$-	$167,779
Total Liabilities	$56,854	$99,674	$11,251	$-	$167,779

Net OTC derivative instruments by counterparty, at fair value	$46,873	$(99,674)	$43,557	$126,570	$117,326

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)(2)	$46,873	$(99,674)	$43,557	$126,570	$117,326

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At February 28, 2018, the Fund had pledged $780,000 in cash collateral to Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $142,704,750.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,670,090
Gross Unrealized Depreciation	(3,222,243)

Net Unrealized Appreciation	$17,447,847

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 11.8%
18,601		Aramark	$775,848	0.5
19,302	(1)	Big Lots, Inc.	1,084,772	0.7
34,858		Brinker International, Inc.	1,200,161	0.8
24,188		Brunswick Corp.	1,383,554	0.9
7,005	(2)	Burlington Stores, Inc.	859,093	0.6
8,209		Cheesecake Factory	381,636	0.2
990	(1)	Cracker Barrel Old Country Store, Inc.	154,539	0.1
49,080		Dana, Inc.	1,304,056	0.8
4,784	(2)	Deckers Outdoor Corp.	452,471	0.3
17,963		Dick's Sporting Goods, Inc.	575,175	0.4
8,317		Domino's Pizza, Inc.	1,849,784	1.2
893		Graham Holdings Co.	518,029	0.3
7,540		Jack in the Box, Inc.	679,203	0.4
5,536		John Wiley & Sons, Inc.	355,688	0.2
39,589		KB Home	1,098,595	0.7
32,990	(2)	Live Nation Entertainment, Inc.	1,477,952	1.0
46,869	(2)	Michaels Cos, Inc.	1,078,456	0.7
455	(2)	NVR, Inc.	1,293,642	0.8
174,880		Office Depot, Inc.	459,934	0.3
12,920		Service Corp. International	483,596	0.3
12,279		TEGNA, Inc.	157,908	0.1
5,678		Thor Industries, Inc.	732,462	0.5
			18,356,554	11.8

		Consumer Staples: 3.5%
10,161		Church & Dwight Co., Inc.	499,820	0.3
15,424		Energizer Holdings, Inc.	840,300	0.5
13,158		Flowers Foods, Inc.	272,897	0.2
11,433		Ingredion, Inc.	1,493,607	1.0
5,728		Nu Skin Enterprises, Inc.	403,251	0.2
11,709	(2)	Post Holdings, Inc.	887,308	0.6
24,657	(2)	United Natural Foods, Inc.	1,052,114	0.7
			5,449,297	3.5

		Energy: 3.7%
2,632	(2)	Diamondback Energy, Inc.	328,052	0.2
4,691	(2)	Dril-Quip, Inc.	211,329	0.1
11,288		EQT Corp.	567,899	0.4
92,601	(2)	Gulfport Energy Corp.	898,230	0.6
14,584		HollyFrontier Corp.	624,633	0.4
22,883		PBF Energy, Inc.	670,701	0.4
66,612	(2)	QEP Resources, Inc.	574,195	0.4
253,914	(2)	Southwestern Energy Co.	906,473	0.6
47,406	(2)	Transocean Ltd.	431,869	0.3
19,467		World Fuel Services Corp.	444,821	0.3
			5,658,202	3.7

		Financials: 17.8%
2,623		Ameriprise Financial, Inc.	410,342	0.3
28,461		Bank of the Ozarks, Inc.	1,419,919	0.9
7,140		Cathay General Bancorp.	293,168	0.2
17,558		Chemical Financial Corp.	969,026	0.6
23,014		Citizens Financial Group, Inc.	1,000,879	0.6
11,333		Comerica, Inc.	1,101,794	0.7
29,527		East West Bancorp, Inc.	1,935,495	1.2
32,616		Federated Investors, Inc.	1,062,629	0.7
23,859		First American Financial Corp.	1,384,538	0.9
70,592		First Horizon National Corp.	1,344,778	0.9
165,685	(2)	Genworth Financial, Inc.	450,663	0.3
15,593		Hartford Financial Services Group, Inc.	824,090	0.5
3,874		International Bancshares Corp.	149,730	0.1
49,861		Keycorp	1,053,563	0.7
18,185		Lazard Ltd.	981,445	0.6
30,430		Legg Mason, Inc.	1,214,461	0.8
2,030		MarketAxess Holdings, Inc.	410,872	0.3
12,191		MB Financial, Inc.	499,953	0.3
5,027		MSCI, Inc. - Class A	711,421	0.5
65,806		Old Republic International Corp.	1,318,094	0.8
9,249		Primerica, Inc.	901,778	0.6
14,650		Progressive Corp.	843,547	0.5
6,614		Reinsurance Group of America, Inc.	1,017,167	0.7
1,389	(2)	Signature Bank	203,058	0.1
34,249		Sterling Bancorp, Inc./DE	796,289	0.5
18,821		Stifel Financial Corp.	1,202,097	0.8
21,750		Synovus Financial Corp.	1,072,275	0.7
55,549		TCF Financial Corp.	1,238,743	0.8
16,784	(2)	Western Alliance Bancorp.	981,193	0.6
10,157		Wintrust Financial Corp.	858,368	0.6
			27,651,375	17.8

		Health Care: 8.2%
14,692	(2)	Bioverativ, Inc.	1,537,959	1.0
12,687	(2)	Charles River Laboratories International, Inc.	1,352,561	0.9
27,438		Encompass Health Corp.	1,461,348	0.9
13,077	(2)	Globus Medical, Inc.	622,988	0.4
8,114	(2)	Halyard Health, Inc.	400,669	0.3
14,556		Hill-Rom Holdings, Inc.	1,217,755	0.8
21,361	(2)	Mallinckrodt PLC - W/I	356,302	0.2
13,745	(2)	Masimo Corp.	1,203,100	0.8
3,627	(2)	NuVasive, Inc.	175,402	0.1
8,339		Owens & Minor, Inc.	136,843	0.1
10,733		STERIS PLC	979,923	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,109		Teleflex, Inc.	$277,061	0.2
4,486	(2)	United Therapeutics Corp.	519,703	0.3
9,266	(2)	WellCare Health Plans, Inc.	1,796,770	1.2
8,112		Zoetis, Inc.	655,936	0.4
			12,694,320	8.2

		Industrials: 15.2%
9,927		Alaska Air Group, Inc.	640,291	0.4
15,025		Brink's Co.	1,104,338	0.7
12,674		Carlisle Cos., Inc.	1,304,281	0.8
12,218		Crane Co.	1,127,844	0.7
10,565		Curtiss-Wright Corp.	1,426,064	0.9
11,040		Deluxe Corp.	783,840	0.5
15,511		EMCOR Group, Inc.	1,183,644	0.8
9,548		EnerSys	665,400	0.4
13,693	(2)	Esterline Technologies Corp.	1,011,913	0.7
4,433	(2)	Genesee & Wyoming, Inc.	308,226	0.2
24,945	(2)	HD Supply Holdings, Inc.	904,256	0.6
17,703		Herman Miller, Inc.	635,538	0.4
8,204		IDEX Corp.	1,122,307	0.7
9,223		Ingersoll-Rand PLC - Class A	819,002	0.5
77,572	(2)	JetBlue Airways Corp.	1,632,891	1.1
3,779	(2)	KLX, Inc.	255,763	0.2
12,703		Manpowergroup, Inc.	1,504,797	1.0
23,069		Masco Corp.	948,597	0.6
11,409		Owens Corning, Inc.	927,552	0.6
99,152		Pitney Bowes, Inc.	1,229,485	0.8
8,199	(2)	Quanta Services, Inc.	282,374	0.2
16,914		Regal Beloit Corp.	1,222,882	0.8
23,276		Timken Co.	1,019,489	0.7
20,427		Toro Co.	1,298,544	0.8
1,497		Valmont Industries, Inc.	220,209	0.1
			23,579,527	15.2

		Information Technology: 18.7%
45,104	(2)	ARRIS International PLC	1,150,152	0.7
11,645		Belden, Inc.	846,941	0.6
10,996		Broadridge Financial Solutions, Inc. ADR	1,103,778	0.7
20,205	(2)	Cadence Design Systems, Inc.	783,348	0.5
19,320		CDK Global, Inc.	1,326,897	0.9
35,082		Convergys Corp.	814,253	0.5
8,401	(2)	CoreLogic, Inc.	382,245	0.3
7,772		Fair Isaac Corp.	1,320,774	0.9
35,220	(2)	Fortinet, Inc.	1,777,553	1.2
27,517	(2)	Integrated Device Technology, Inc.	834,866	0.5
6,701		InterDigital, Inc.	481,132	0.3
14,808		j2 Global, Inc.	1,096,088	0.7
52,641		Jabil, Inc.	1,426,045	0.9
4,349		Lam Research Corp.	834,399	0.5
13,082		Leidos Holdings, Inc.	828,221	0.5
1,586		Littelfuse, Inc.	329,095	0.2
12,658		LogMeIn, Inc.	1,462,632	0.9
9,121	(2)	Manhattan Associates, Inc.	383,994	0.3
17,936		Maximus, Inc.	1,201,353	0.8
23,302	(2)	Microsemi Corp.	1,512,300	1.0
12,075		MKS Instruments, Inc.	1,344,551	0.9
5,159		Motorola Solutions, Inc.	547,628	0.4
33,554	(2)	NCR Corp.	1,107,282	0.7
27,465	(1),(2)	Netscout Systems, Inc.	729,196	0.5
1,506	(2)	Red Hat, Inc.	221,984	0.1
3,103	(2)	Take-Two Interactive Software, Inc.	347,133	0.2
10,696	(2)	Tech Data Corp.	1,105,325	0.7
20,462		Teradyne, Inc.	928,975	0.6
13,932	(2)	Trimble, Inc.	528,441	0.3
24,832		Versum Materials, Inc.	919,281	0.6
69,044		Vishay Intertechnology, Inc.	1,270,410	0.8
			28,946,272	18.7

		Materials: 7.1%
14,788	(2)	Berry Plastics Group, Inc.	804,467	0.5
5,824		Cabot Corp.	350,488	0.2
30,858		Chemours Co.	1,466,064	1.0
3,398	(2)	Crown Holdings, Inc.	169,356	0.1
1,842		Eagle Materials, Inc.	184,624	0.1
3,200	(2),(3)	Gerber Scientific- Escrow	–	–
3,587		Greif, Inc. - Class A	206,504	0.1
41,563		Louisiana-Pacific Corp.	1,184,545	0.8
9,768		Minerals Technologies, Inc.	671,062	0.4
7,151		Packaging Corp. of America	852,399	0.6
25,560		PolyOne Corp.	1,055,884	0.7
41,512		Steel Dynamics, Inc.	1,919,930	1.3
56,496		Valvoline, Inc.	1,294,323	0.8
18,288		Worthington Industries, Inc.	809,061	0.5
			10,968,707	7.1

		Real Estate: 8.4%
39,207		CoreCivic, Inc.	815,114	0.5
4,932		Coresite Realty Corp.	462,868	0.3
126,957		Cousins Properties, Inc.	1,058,821	0.7
5,735		DCT Industrial Trust, Inc.	317,432	0.2
8,538		Equity Lifestyle Properties, Inc.	722,400	0.5
33,883		First Industrial Realty Trust, Inc.	949,741	0.6
25,633		Gaming and Leisure Properties, Inc.	852,554	0.5
32,736		Highwoods Properties, Inc.	1,407,975	0.9
25,758		Hospitality Properties Trust	655,284	0.4
19,285		LaSalle Hotel Properties	473,061	0.3
31,042		Liberty Property Trust	1,218,709	0.8
23,470		Potlatch Corp.	1,200,491	0.8
5,361	(2)	SBA Communications Corp.	843,124	0.5

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
26,491	Tanger Factory Outlet Centers, Inc.	$591,279	0.4
26,785	Urban Edge Properties	578,020	0.4
133,340	Washington Prime Group, Inc.	873,377	0.6
		13,020,250	8.4

	Utilities: 5.0%
15,862	Ameren Corp.	861,307	0.6
16,910	Black Hills Corp.	858,859	0.6
7,065	Centerpoint Energy, Inc.	191,108	0.1
11,127	Great Plains Energy, Inc.	324,352	0.2
10,514	Hawaiian Electric Industries	346,541	0.2
11,358	Idacorp, Inc.	920,566	0.6
15,302	MDU Resources Group, Inc.	402,289	0.3
17,009	(1) National Fuel Gas Co.	840,755	0.5
15,002	NorthWestern Corp.	766,302	0.5
24,330	PNM Resources, Inc.	856,416	0.5
31,675	UGI Corp.	1,364,876	0.9
		7,733,371	5.0

	Total Common Stock
	(Cost $138,854,168)	154,057,875	99.4

EXCHANGE-TRADED FUNDS: 0.2%
1,684	iShares S&P MidCap 400 Index Fund	313,999	0.2

	Total Exchange-Traded Funds
	(Cost $319,623)	313,999	0.2

	Total Long-Term Investments
	(Cost $139,173,791)	154,371,874	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(4): 1.3%
1,000,000	Bank of Montreal, Repurchase Agreement dated 02/28/18, 1.34%, due 03/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $1,020,001, due 08/31/19-09/09/49)	1,000,000	0.6
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 02/28/18, 1.40%, due 03/01/18 (Repurchase Amount $1,000,038, collateralized by various U.S. Government Agency Obligations, 0.000%-4.750%, Market Value plus accrued interest $1,020,003, due 03/09/18-07/15/32)	1,000,000	0.7
44,279	Nomura Securities, Repurchase Agreement dated 02/28/18, 1.38%, due 03/01/18 (Repurchase Amount $44,281, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $45,165, due 03/01/18-09/09/49)	44,279	0.0
		2,044,279	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
284,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $284,000)	284,000	0.2

	Total Short-Term Investments
	(Cost $2,328,279)	2,328,279	1.5

	Total Investments in Securities (Cost $141,502,070)	$156,700,153	101.1
	Liabilities in Excess of Other Assets	(1,732,426)	(1.1)
	Net Assets	$154,967,727	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$18,356,554	$–	$–	$18,356,554
Consumer Staples	5,449,297	–	–	5,449,297
Energy	5,658,202	–	–	5,658,202
Financials	27,651,375	–	–	27,651,375
Health Care	12,694,320	–	–	12,694,320
Industrials	23,579,527	–	–	23,579,527
Information Technology	28,946,272	–	–	28,946,272
Materials	10,968,707	–	–	10,968,707
Real Estate	13,020,250	–	–	13,020,250
Utilities	7,733,371	–	–	7,733,371
Total Common Stock	154,057,875	–	–	154,057,875
Exchange-Traded Funds	313,999	–	–	313,999
Short-Term Investments	284,000	2,044,279	–	2,328,279
Total Investments, at fair value	$154,655,874	$2,044,279	$–	$156,700,153

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $141,852,449.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,322,186
Gross Unrealized Depreciation	(6,474,482)

Net Unrealized Appreciation	$14,847,704

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 11.0%
73,842		AMC Entertainment Holdings, Inc.	$1,107,630	0.1
124,179	(1)	Big Lots, Inc.	6,978,860	0.9
95,300		Caleres, Inc.	2,669,353	0.3
157,695		Camping World Holdings, Inc.	6,591,651	0.8
45,326		Childrens Place Retail Stores, Inc.	6,449,890	0.8
197,185		Dana, Inc.	5,239,205	0.7
120,914	(2)	Dave & Buster's Entertainment, Inc.	5,413,320	0.7
295,800		Extended Stay America, Inc.	5,924,874	0.8
453,445	(2)	Gray Television, Inc.	6,257,541	0.8
79,420	(2)	Helen of Troy Ltd.	7,151,771	0.9
82,354		Jack in the Box, Inc.	7,418,448	1.0
62,846		Lithia Motors, Inc.	6,529,071	0.8
167,525	(2)	Malibu Boats, Inc.	5,369,176	0.7
56,145		Marriott Vacations Worldwide Corp.	7,888,372	1.0
151,507		Red Rock Resorts, Inc.	5,075,485	0.7
			86,064,647	11.0

		Consumer Staples: 1.5%
445,669	(2)	Hostess Brands, Inc.	5,454,988	0.7
210,841	(2)	Performance Food Group Co.	6,462,277	0.8
			11,917,265	1.5

		Energy: 2.8%
265,617	(1),(2)	Carrizo Oil & Gas, Inc.	3,731,919	0.5
44,784	(2)	Dril-Quip, Inc.	2,017,519	0.2
465,655	(2)	Forum Energy Technologies, Inc.	5,261,901	0.7
343,753	(2)	Laredo Petroleum, Inc.	2,884,088	0.4
328,781	(2)	QEP Resources, Inc.	2,834,092	0.4
253,147	(1),(2)	Unit Corp.	4,850,297	0.6
			21,579,816	2.8

		Financials: 21.6%
156,516		Bank of NT Butterfield & Son Ltd.	7,138,695	0.9
101,657		Cadence BanCorp	2,787,435	0.3
289,534		CenterState Bank Corp.	7,886,906	1.0
143,071		Chemical Financial Corp.	7,896,088	1.0
731,420	(2)	First BanCorp. Puerto Rico	4,410,463	0.6
173,589		Great Western Bancorp, Inc.	7,098,054	0.9
144,570		Horace Mann Educators Corp.	5,949,055	0.8
65,509		Houlihan Lokey, Inc.	3,040,928	0.4
109,170		Independent Bank Group, Inc.	7,663,734	1.0
303,265		Luther Burbank Corp.	3,878,759	0.5
126,338		MB Financial, Inc.	5,181,121	0.7
438,222		OM Asset Management Plc	6,717,943	0.9
80,964		Pinnacle Financial Partners, Inc.	5,226,226	0.7
76,795		Piper Jaffray Cos.	6,412,383	0.8
48,700		Primerica, Inc.	4,748,250	0.6
137,600		ProAssurance Corp.	6,577,280	0.8
357,238		Radian Group, Inc.	7,330,524	0.9
323,664		Redwood Trust, Inc.	4,741,678	0.6
220,748	(2)	Seacoast Banking Corp. of Florida	5,788,013	0.7
124,380		Selective Insurance Group	7,071,003	0.9
192,404		Simmons First National Corp.	5,473,894	0.7
292,205		Sterling Bancorp, Inc./DE	6,793,766	0.9
301,574		Sterling Bancorp, Inc./MI	4,222,036	0.5
120,624		Stifel Financial Corp.	7,704,255	1.0
53,680	(2)	Texas Capital Bancshares, Inc.	4,841,936	0.6
165,142		Union Bankshares Corp.	6,173,008	0.8
80,448		Webster Financial Corp.	4,390,852	0.6
82,360		Wintrust Financial Corp.	6,960,244	0.9
100,880		WSFS Financial Corp.	4,811,976	0.6
			168,916,505	21.6

		Health Care: 13.5%
31,824	(1),(2)	Aerie Pharmaceuticals, Inc.	1,627,798	0.2
103,087	(2)	Amedisys, Inc.	6,103,781	0.8
110,670	(2)	AMN Healthcare Services, Inc.	6,158,786	0.8
54,630	(2)	Array Biopharma, Inc.	946,192	0.1
18,150	(2)	Avexis, Inc.	2,245,700	0.3
27,430	(1),(2)	Bluebird Bio, Inc.	5,513,430	0.7
25,990	(2)	Blueprint Medicines Corp.	2,249,694	0.3
25,365		Chemed Corp.	6,585,515	0.9
45,811	(2)	Clovis Oncology, Inc.	2,660,245	0.3
68,688	(2)	Dermira, Inc.	1,765,968	0.2
134,927		Encompass Health Corp.	7,186,212	0.9
21,255	(2)	Esperion Therapeutics, Inc.	1,709,115	0.2
55,715	(2)	Exact Sciences Corp.	2,485,446	0.3
62,065	(1),(2)	FibroGen, Inc.	3,419,782	0.4
114,304	(2)	HealthEquity, Inc.	6,581,624	0.8
66,561		Hill-Rom Holdings, Inc.	5,568,493	0.7
56,585	(2)	Insmed Inc.	1,369,923	0.2
25,915	(2)	Loxo Oncology, Inc.	2,882,266	0.4
61,446	(2)	Masimo Corp.	5,378,368	0.7
83,295	(2)	Medidata Solutions, Inc.	5,469,150	0.7
55,950	(2)	Nektar Therapeutics	4,843,032	0.6
18,679	(2)	NuVasive, Inc.	903,316	0.1
111,290	(2)	Prestige Brands Holdings, Inc.	3,761,602	0.5
28,025	(2)	Puma Biotechnology, Inc.	1,831,434	0.2
58,520	(1),(2)	Radius Health, Inc.	2,229,027	0.3
24,195	(2)	Sage Therapeutics, Inc.	3,904,105	0.5
39,771	(2)	Sarepta Therapeutics, Inc.	2,496,426	0.3
287,953	(1),(2)	TherapeuticsMD, Inc.	1,439,765	0.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
178,588	(2)	Tivity Health, Inc.	$6,884,567	0.9
			106,200,762	13.5

		Industrials: 15.7%
218,276		ABM Industries, Inc.	7,674,584	1.0
231,645		Actuant Corp.	5,258,341	0.7
119,483	(2)	Atlas Air Worldwide Holdings, Inc.	7,270,541	0.9
101,182		Barnes Group, Inc.	6,102,286	0.8
117,683	(2)	Beacon Roofing Supply, Inc.	6,226,608	0.8
62,626		Curtiss-Wright Corp.	8,453,257	1.1
93,845		EMCOR Group, Inc.	7,161,312	0.9
63,410	(2)	Esterline Technologies Corp.	4,685,999	0.6
63,415		GATX Corp.	4,371,830	0.6
113,830		Granite Construction, Inc.	6,613,523	0.9
144,250		Healthcare Services Group, Inc.	6,553,278	0.8
587,945		Pitney Bowes, Inc.	7,290,518	0.9
66,642		Regal Beloit Corp.	4,818,217	0.6
219,788		Schneider National, Inc.	5,683,718	0.7
146,946	(2)	SPX FLOW, Inc.	7,165,087	0.9
150,783		Tetra Tech, Inc.	7,380,828	0.9
202,480		Universal Forest Products, Inc.	6,669,691	0.9
87,558		Watts Water Technologies, Inc.	6,610,629	0.8
94,574		Woodward, Inc.	6,698,676	0.9
			122,688,923	15.7

		Information Technology: 15.7%
386,854	(2)	8x8, Inc.	7,060,086	0.9
294,775	(2)	ACI Worldwide, Inc.	6,971,429	0.9
62,547	(2)	CACI International, Inc.	9,322,630	1.2
253,655	(2)	Conduent, Inc.	4,794,079	0.6
116,587	(2)	Cornerstone OnDemand, Inc.	4,780,067	0.6
79,985	(2)	Euronet Worldwide, Inc.	6,788,327	0.9
190,326	(2)	Everbridge, Inc.	6,073,303	0.8
48,841		Fair Isaac Corp.	8,300,040	1.1
117,371		j2 Global, Inc.	8,687,801	1.1
28,052		Littelfuse, Inc.	5,820,790	0.7
64,813	(2)	Microsemi Corp.	4,206,364	0.5
62,050		MKS Instruments, Inc.	6,909,268	0.9
233,378	(2)	Netscout Systems, Inc.	6,196,186	0.8
101,124	(2)	Plexus Corp.	6,099,800	0.8
89,143	(1),(2)	Proofpoint, Inc.	9,553,455	1.2
217,625	(2)	Rudolph Technologies, Inc.	5,777,944	0.7
64,508		SYNNEX Corp.	7,976,414	1.0
147,746	(2)	Verint Systems, Inc.	5,747,319	0.7
44,617	(2)	Virtusa Corp.	2,129,123	0.3
			123,194,425	15.7

		Materials: 4.6%
139,764		Carpenter Technology Corp.	7,119,578	0.9
271,657		Commercial Metals Co.	6,601,265	0.8
76,092		KapStone Paper and Packaging Corp.	2,654,850	0.3
76,920		Minerals Technologies, Inc.	5,284,404	0.7
123,908		PolyOne Corp.	5,118,640	0.7
150,308		Valvoline, Inc.	3,443,556	0.4
139,530		Worthington Industries, Inc.	6,172,807	0.8
			36,395,100	4.6

		Real Estate: 5.5%
281,302	(2)	Americold Realty Trust	5,063,436	0.6
827,467		Cousins Properties, Inc.	6,901,075	0.9
358,897		Easterly Government Properties, Inc.	6,833,399	0.9
268,848		Gramercy Property Trust	5,820,559	0.7
149,926		Hudson Pacific Properties, Inc.	4,733,164	0.6
109,894		QTS Realty Trust, Inc.	3,546,279	0.5
286,225		Retail Opportunity Investments Corp.	4,911,621	0.6
247,509		Urban Edge Properties	5,341,244	0.7
			43,150,777	5.5

		Telecommunication Services: 1.1%
69,623		Cogent Communications Holdings, Inc.	2,983,345	0.4
558,945	(2)	Vonage Holdings Corp.	5,673,292	0.7
			8,656,637	1.1

		Utilities: 2.5%
104,703		Black Hills Corp.	5,317,865	0.7
63,629		Idacorp, Inc.	5,157,131	0.6
73,718		NorthWestern Corp.	3,765,515	0.5
131,878		Portland General Electric Co.	5,239,513	0.7
			19,480,024	2.5

	Total Common Stock
	(Cost $690,054,456)		748,244,881	95.5

EXCHANGE-TRADED FUNDS: 2.6%
132,678	(1)	iShares Russell 2000 ETF	19,948,137	2.6

	Total Exchange-Traded Funds
	(Cost $17,780,662)		19,948,137	2.6

	Total Long-Term Investments
	(Cost $707,835,118)		768,193,018	98.1

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateral(3): 4.6%
8,550,482	Daiwa Capital Markets, Repurchase Agreement dated 02/28/18, 1.37%, due 03/01/18 (Repurchase Amount $8,550,803, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,721,213, due 03/01/18-12/01/51)	$8,550,482	1.1
8,550,482	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/28/18, 1.39%, due 03/01/18 (Repurchase Amount $8,550,808, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $8,721,492, due 06/01/24-03/01/48)	8,550,482	1.1
3,025,958	MUFG Securities America Inc., Repurchase Agreement dated 02/28/18, 1.36%, due 03/01/18 (Repurchase Amount $3,026,071, collateralized by various U.S. Government Agency Obligations, 1.915%-5.097%, Market Value plus accrued interest $3,086,477, due 08/01/19-03/01/48)	3,025,958	0.4
7,323,636	Royal Bank of Scotland PLC, Repurchase Agreement dated 02/28/18, 1.35%, due 03/01/18 (Repurchase Amount $7,323,907, collateralized by various U.S. Government Securities, 0.494%-3.750%, Market Value plus accrued interest $7,470,116, due 07/31/18-11/15/45)	7,323,636	0.9
8,550,482	State of Wisconsin Investment Board, Repurchase Agreement dated 02/28/18, 1.60%, due 03/01/18 (Repurchase Amount $8,550,857, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,748,132, due 04/15/19-02/15/47)	8,550,482	1.1
		36,001,040	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
23,762,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $23,762,000)	23,762,000	3.0

	Total Short-Term Investments
	(Cost $59,763,040)	59,763,040	7.6

	Total Investments in Securities (Cost $767,598,158)	$827,956,058	105.7
	Liabilities in Excess of Other Assets	(44,393,084)	(5.7)
	Net Assets	$783,562,974	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$748,244,881	$–	$–	$748,244,881
Exchange-Traded Funds	19,948,137	–	–	19,948,137
Short-Term Investments	23,762,000	36,001,040	–	59,763,040
Total Investments, at fair value	$791,955,018	$36,001,040	$–	$827,956,058

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $767,710,399.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$94,688,720
Gross Unrealized Depreciation	(34,443,061)

Net Unrealized Appreciation	$60,245,659

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 24, 2018